LICENSES AND CONCESSIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Licenses And Concessions Payable [Abstract]
Schedule of licenses and concessions payable

	2019	2018
Personal Mobile Services (SMP)	58,582	29,530
STFC concessions		56,089
Total	58,582	85,619
Current	58,582	85,619